Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Useful Life of Property, Plant and Equipment [Table Text Block]
	Years
Computer equipment and software		3.0
Leasehold improvements	5.0	-	11.0
Furniture and fixture		7.0
Office equipment		5.0
Buildings		39.5

Disaggregation of Revenue [Table Text Block]
	For the Year Ended
	December 31,
	2021	2020	2019
	(in thousands)
Revenue:
SaaS	$ 85,580	$ 52,074	$ 27,744
Term license and support	50,970	38,949	26,985
Services	31,919	34,140	26,662
Maintenance	21,022	23,462	29,122
Perpetual license	2,418	2,908	5,586
Total revenue	$ 191,909	$ 151,533	$ 116,099

Accounts Receivable, Net, Deferred Revenue and Deferred Sales Commissions [Table Text Block]
	Accounts		Deferred
	receivable,	Deferred	contract
	net (1)	revenue	costs
	(in thousands)
Opening (January 1, 2020)	$43,619	$60,600	$28,351
Closing (December 31, 2020)	53,749	74,688	31,943
Increase/(decrease)	10,130	14,088	3,592

Opening (January 1, 2021)	$53,749	$74,688	$31,943
Closing (December 31, 2021)	61,335	82,332	38,926
Increase/(decrease)	7,586	7,644	6,983